Goodwill and intangible assets - Intangible Assets by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Roll Forward]
Beginning Balance	$ 3,012	$ 3,107
Acquisitions (dispositions)	64	2
Amortization	(82)	(104)	$ (117)
Foreign currency translation	(3)	7
Ending Balance	2,991	3,012	3,107
Market and Wealth Services Segment
Intangible Assets [Roll Forward]
Beginning Balance	414	451
Acquisitions (dispositions)	0	0
Amortization	(21)	(37)
Foreign currency translation	(1)	0
Ending Balance	392	414	451
Securities Services Segment
Intangible Assets [Roll Forward]
Beginning Balance	194	227
Acquisitions (dispositions)	70	0
Amortization	(32)	(34)
Foreign currency translation	(2)	1
Ending Balance	230	194	227
Investment and Wealth Management
Intangible Assets [Roll Forward]
Beginning Balance	1,555	1,580
Acquisitions (dispositions)	(6)	2
Amortization	(29)	(33)
Foreign currency translation	0	6
Ending Balance	1,520	1,555	1,580
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Acquisitions (dispositions)	0	0
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849